Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt is comprised of the following indebtedness to various lenders:

(in millions)	December 31, 2017	December 31, 2016
Term Loan Facility, with interest at LIBOR plus 3.75% (equal to 4.75%) due 2020, net(a)	$-	$702.1
Amended and Restated Term Loan Facility, with interest at LIBOR plus 2.75% (equal to 4.42%) due 2024, net(b)	554.2	-
Less: Current maturities	5.7	8.8
Long-term debt, net of current maturities, debt discount and deferred financing fees	$548.5	$693.3

(a)	Term Loan Facility as of December 31, 2016 is recorded net of unamortized discount of $6.0 million and net of unamortized deferred financing fees $5.2 million.
(b)	Amended and Restated Term Loan Facility as of December 31, 2017 is recorded net of unamortized discount of $3.6 million and net of unamortized deferred financing fees of $4.4 million.

Summary of Interest Expense

Interest expense reported in the consolidated statements of income and comprehensive income consist of the following:

	Year ended December 31,
(in millions)	2017	2016	2015
Senior secured term loan	$32.6	$29.9	$27.2
9.00% Senior notes	-	14.9	18.1
Noncash interest for amortization of debt discount and debt issuance costs	4.6	5.2	4.7
Realized and unrealized loss on interest rate swap and floor, net	-	0.8	1.5
Revolving credit facility commitment fees	1.1	0.6	0.5
	$38.3	$51.4	$52.0